Lease liabilities	6 Months Ended
Jun. 30, 2020
Lease liabilities.
Lease liabilities

9.Lease liabilities

Lease obligations relate to the Company’s rent of office space, warehouse spaces and kiosk locations to promote vehicle sales. The term of the lease related to office space expires on November 1, 2020, and the term of leases related to warehouse spaces expire on August 31, 2021 and August 1, 2022 with the Company holding an option to renew one of the warehouse leases for a further five years. The Company entered into a lease agreement in April 2020 for the lease of a kiosk location in Los Angeles which expires in July 2023.

The Company terminated one of its warehouse leases on January 31, 2020 without penalty for termination and derecognized lease liability and right-of-use asset of $47,238 and $45,636, respectively, on the effective date of termination.

The Company incurred $15,790 and $48,992 of lease expenses for the three and six months ended June 30, 2020 (June 30, 2019 – $843 for the three and six months respectively), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconciles the change in the lease liabilities and discloses a maturity analysis of the lease liabilities for the period ended June 30, 2020:

Balance as at January 1, 2020	$1,463,676
Lease addition	237,608
Lease termination	(47,238)
Accretion of lease liability	56,352
Repayment of principal and interest	(313,202)
Balance as at June 30, 2020	$1,397,196

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$719,178	$91,533	$627,645
Between one and five years	687,259	124,279	562,980
More than five years	222,630	16,059	206,571
	$1,629,067	$231,871	1,397,196
Current portion of lease liabilities			627,645
Non-current portion of lease liabilities			$769,551